Treasury Stock (Details) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Nov. 12, 2024	Mar. 29, 2022	Aug. 13, 2020	Dec. 05, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 15, 2025	Mar. 30, 2023	Aug. 12, 2021	Dec. 04, 2019
Treasury Stock
Stock repurchased during period					0	15,000	0
Stock repurchased during period, value					$ 0.0	$ 0.1	$ 0.0
Maximum
Treasury Stock
Stock repurchased during period, value	$ 5.0	$ 5.0	$ 5.0	$ 5.0
Share price per share								$ 5.5	$ 4	$ 3.5	$ 4